Loans (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loan Balances

Loans at year-end were as follows:

	2020	2019
Commercial and Agriculture	$409,876	$203,110
Commercial Real Estate - owner occupied	278,413	245,606
Commercial Real Estate - non-owner occupied	705,072	592,222
Residential Real Estate	442,588	463,032
Real Estate Construction	175,609	155,825
Farm Real Estate	33,102	34,114
Consumer and Other	12,842	15,061
Total Loans	2,057,502	1,708,970
Allowance for loan losses	(25,028)	(14,767)
Net loans	$2,032,474	$1,694,203

Loans to Directors and Executive Officers Including Immediate Families

Loans to principal officers, directors, and their affiliates at year-end 2020 and 2019 were as follows:

	2020	2019
Balance - Beginning of year	$9,909	$8,722
New loans and advances	1,153	3,057
Repayments	(3,004)	(2,574)
Effect of changes to related parties	417	704
Balance - End of year	$8,475	$9,909